Related party balances and transactions (Related party balances) (Balances due to related parties) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Due to related party	¥ 10,277,621	¥ 6,181,573
Huaneng Group
Disclosure of transactions between related parties [line items]
Due to related party	382,571	285,725
HIPDC [member]
Disclosure of transactions between related parties [line items]
Due to related party	13,788	13,430
Joint ventures of the Group
Disclosure of transactions between related parties [line items]
Due to related party	150,357	120,153
Subsidiaries of Huaneng Group [member]
Disclosure of transactions between related parties [line items]
Due to related party	¥ 9,730,905	¥ 5,762,265